Statements of Changes in Net Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operations
Net investment gain/(loss)	$ (2,852,391)	$ (2,939,115)
Recognition of conversion of SAFE note liabilities to Common Shares		25,375,657
Change in unrealized fair value of warrants (see Note 4)	3,571,824	1,441,461
Change in unrealized fair value on SAFE note liabilities		677,092
Change in unrealized fair value on investments	(4,859,940)	(28,483,048)
Net Decrease in Net Assets from Operations	(4,140,507)	(3,927,953)
Distributions to Shareholders
From distributable earnings
Total distributions to Fund shareholders
Capital Share Transactions
Conversion to SAFE notes		(64,697,000)	[1]
Increase/(decrease) in net assets from capital share transactions		64,697,000
Total increase/(decrease) in net assets	(4,140,507)	60,769,047
Beginning of period	56,764,040	(4,005,007)
End of period	$ 52,623,533	$ 56,764,040
Capital Share Activity
Conversion to SAFE notes		9,424,629	[1]
Reverse stock split		(1,044,724)
Net increase in shares outstanding		8,379,905
Shares outstanding, beginning of period	10,879,905	2,500,000
Shares outstanding, end of period	10,879,905	10,879,905

[1]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.